UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

February 28, 2007

1.814088.102

CAS-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 21.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
American Express Centurion Bank
6/20/07 to 6/21/07	5.35%	$ 275,000	$ 275,000
Huntington National Bank, Columbus
3/21/07	5.36	65,000	65,000
			340,000
London Branch, Eurodollar, Foreign Banks - 8.6%
Barclays Bank PLC
6/11/07	5.44	275,000	275,000
Bayerische Hypo-und Vereinsbank AG
4/5/07	5.33	200,000	200,000
Credit Agricole SA
4/12/07	5.34	585,000	585,000
Credit Industriel et Commercial
3/12/07 to 7/30/07	5.22 to 5.40	1,788,000	1,788,000
Dresdner Bank AG
3/5/07	5.40	238,000	238,000
HBOS Treasury Services PLC
3/8/07 to 6/20/07	5.30 to 5.40	1,255,000	1,255,000
Landesbank Hessen-Thuringen
4/17/07 to 9/17/07	5.36 to 5.37	1,995,000	1,995,000
National Australia Bank Ltd.
6/6/07	5.44	100,000	99,989
Societe Generale
4/17/07 to 9/28/07	5.30 to 5.39	990,000	990,000
Unicredito Italiano Spa
7/30/07	5.36	420,000	420,000
			7,845,989
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 12.4%
Bank Tokyo-Mitsubishi UFJ Ltd.
4/2/07 to 8/8/07	5.30 to 5.36%	$ 1,015,000	$ 1,015,000
BNP Paribas SA
3/8/07 to 10/2/07	5.30 to 5.45	950,000	950,000
Canadian Imperial Bank of Commerce
3/15/07 to 3/23/07	5.32 to 5.40 (d)	1,000,000	1,000,000
Credit Suisse First Boston
3/12/07 to 4/23/07	5.34 (d)	1,065,000	1,065,000
Credit Suisse Group
6/4/07	5.40 to 5.44	355,000	355,000
Deutsche Bank AG
3/5/07 to 12/12/07	5.40 to 5.43 (d)	1,459,000	1,459,000
HBOS Treasury Services PLC
4/17/07 to 5/23/07	5.35 to 5.36	590,000	590,000
Landesbank Baden-Wuert
4/13/07	5.35	337,000	337,002
Mizuho Corporate Bank Ltd.
4/16/07 to 5/14/07	5.32 to 5.34	385,000	385,000
Natexis Banques Populaires NY CD
12/12/07 to 1/29/08	5.33 to 5.41	2,668,000	2,667,999
Norinchukin Bank
3/1/07	5.35	483,000	483,000
Societe Generale
1/16/08	5.40 to 5.42	650,000	650,000
Sumitomo Mitsui Banking Corp.
3/7/07 to 4/18/07	5.31 to 5.38	244,200	244,200
UniCredito Italiano Spa, New York
4/30/07	5.32 (d)	100,000	99,984
			11,301,185
TOTAL CERTIFICATES OF DEPOSIT			19,487,174
Commercial Paper - 20.5%

Aegis Finance LLC
3/12/07 to 3/21/07	5.30 to 5.31	300,000	299,289
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
American Wtr. Cap. Corp.
3/5/07 to 5/14/07	5.39 to 5.45% (b)	$ 72,000	$ 71,592
Aquifer Funding LLC
3/5/07 to 3/7/07	5.30	362,501	362,259
Aspen Funding Corp.
3/5/07 to 3/29/07	5.30 to 5.31	255,000	254,130
Bank of America Corp.
6/4/07	5.35	123,012	121,318
Bavaria TRR Corp.
3/8/07	5.32	34,898	34,862
BellSouth Corp.
3/1/07	5.35	30,000	30,000
Burlington Northern Santa Fe Corp.
4/20/07 to 5/17/07	5.37 to 5.38 (b)	213,450	211,627
Caisse Nat des Caisses d' Epargne
3/9/07	5.41 (b)	200,000	199,766
Capital One Multi-Asset Execution Trust
3/13/07 to 3/20/07	5.30 to 5.35	230,700	230,171
Citigroup Funding, Inc.
3/19/07 to 5/7/07	5.31 to 5.35	855,000	850,171
ConocoPhillips Qatar Funding Ltd.
4/10/07 to 7/12/07	5.38 to 5.47 (b)	51,250	50,669
Countrywide Financial Corp.
3/8/07 to 4/13/07	5.30 to 5.37	807,000	803,516
CVS Corp.
3/19/07 to 4/27/07	5.34 to 5.39	130,000	129,500
DaimlerChrysler NA Holding Corp.
3/2/07 to 5/11/07	5.38 to 5.45	477,750	474,781
Davis Square Funding V Corp.
3/5/07 to 3/16/07	5.31 to 5.35	338,000	337,509
DEPFA BANK PLC
3/20/07	5.35	200,000	199,448
Devon Energy Corp.
3/13/07 to 8/16/07	5.35 to 5.44	290,000	284,616
Dominion Resources, Inc.
3/6/07 to 3/27/07	5.35 to 5.37	121,000	120,683
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
DZ Bank AG
4/2/07	5.31%	$ 14,586	$ 14,518
Emerald (MBNA Credit Card Master Note Trust)
3/1/07 to 3/19/07	5.33 to 5.35	306,000	305,890
FCAR Owner Trust
3/15/07	5.32 to 5.33	290,240	289,648
Fortune Brands, Inc.
3/23/07 to 5/11/07	5.35 to 5.39	195,000	193,541
France Telecom SA
3/14/07 to 5/31/07	5.37 to 5.42 (b)	159,000	157,941
Giro Funding US Corp.
3/5/07 to 5/3/07	5.30 to 5.35	473,129	469,983
Grampian Funding LLC
3/5/07 to 7/27/07	5.32 to 5.35	1,177,000	1,164,371
Grenadier Funding Corp.
3/6/07 to 3/22/07	5.32 to 5.35	133,000	132,767
Harrier Finance Funding LLC
6/27/07 to 7/26/07	5.35 to 5.36 (b)	540,508	530,730
HSBC Finance Corp.
3/23/07	5.35	110,000	109,645
Hypo Real Estate Bank International AG
3/12/07 to 5/24/07	5.36 to 5.38	230,000	228,782
ITT Corp.
5/24/07	5.38	11,000	10,864
John Deere Capital Corp.
3/2/07 to 3/16/07	5.38 to 5.42	113,000	112,863
Kellogg Co.
3/9/07 to 3/22/07	5.38 to 5.40	154,107	153,803
Liberty Harbour II CDO Ltd./LLC
4/5/07 to 5/25/07	5.31 to 5.35 (b)	385,000	381,285
Market Street Funding Corp.
3/20/07 to 3/22/07	5.36	107,343	107,035
Michigan Gen. Oblig.
10/4/07	5.41	156,840	156,840
Monument Gardens Funding
3/1/07 to 5/14/07	5.30 to 5.35	703,122	700,662
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Motown Notes Program
3/15/07 to 5/7/07	5.35 to 5.38%	$ 329,527	$ 328,022
Nationwide Building Society
3/8/07 to 4/11/07	5.34 to 5.35	225,000	224,161
Nelnet Student Funding Ext CP LLC
3/6/07 to 5/8/07	5.30 to 5.34	398,397	397,052
Newport Funding Corp.
3/5/07 to 3/27/07	5.31 to 5.35	40,000	39,896
Nissan Motor Acceptance Corp.
3/1/07 to 5/3/07	5.34 to 5.40	222,104	221,237
Pacific Gas & Electric Co.
3/5/07	5.35 (b)	122,000	121,928
Paradigm Funding LLC
3/26/07 to 8/10/07	5.35 to 5.39	567,000	558,327
Park Granada LLC
3/23/07 to 4/13/07	5.30 to 5.33	907,263	904,017
Park Sienna LLC
3/6/07 to 5/29/07	5.30 to 5.36	667,256	665,059
Rockies Express Pipeline LLC
3/7/07 to 5/8/07	5.39 to 5.47 (b)	191,950	190,914
SABMiller PLC
3/7/07 to 3/22/07	5.34 to 5.35	194,170	193,854
Scaldis Capital LLC
4/13/07	5.36	40,000	39,751
Sigma Finance, Inc.
4/27/07	5.38 (b)	75,000	74,378
Skandinaviska Enskilda Banken AB
7/19/07	5.35	81,000	79,353
Stratford Receivables Co. LLC
3/5/07 to 4/9/07	5.30 to 5.33	1,848,269	1,843,355
Textron Financial Corp.
3/6/07 to 5/31/07	5.31 to 5.35	120,184	119,655
The Walt Disney Co.
4/23/07 to 5/23/07	5.35 to 5.38	137,550	136,282
Three Rivers Funding Corp.
3/16/07	5.30	31,000	30,932
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Time Warner Cable, Inc.
3/27/07 to 4/24/07	5.38 to 5.41%	$ 459,300	$ 456,652
Time Warner, Inc.
3/8/07 to 4/5/07	5.38 (b)	38,000	37,882
Toyota Motor Credit Corp.
5/23/07 to 5/30/07	5.26 to 5.27	375,000	370,378
UniCredito Italiano Bank (Ireland) PLC
3/13/07 to 4/16/07	5.35 to 5.36	515,000	512,482
Verizon Communications, Inc.
3/13/07 to 4/3/07	5.32 to 5.34 (b)	52,000	51,803
Virginia Electric & Power Co.
3/13/07 to 3/28/07	5.35	69,750	69,519
Weatherford International Ltd.
3/1/07 to 3/26/07	5.34 to 5.35 (b)	183,760	183,353
WellPoint, Inc.
3/16/07 to 5/21/07	5.37 to 5.40	143,000	142,077
Whirlpool Corp.
5/31/07	5.38	61,500	60,675
Wisconsin Energy Corp.
3/16/07 to 8/8/07	5.36 to 5.46	115,000	113,899
Xcel Energy, Inc.
4/13/07	5.56	72,000	71,535
XTO Energy, Inc.
3/2/07	5.38	15,000	14,998
Zenith Funding Corp.
3/6/07	5.32 (b)	50,430	50,393
TOTAL COMMERCIAL PAPER			18,590,894
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
3/15/07	5.32 (d)	58,000	58,000
Master Notes - 2.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Asset Funding Co. III LLC
3/5/07	5.38 to 5.39% (d)(f)	$ 966,000	$ 966,000
Bear Stearns International Ltd.
8/27/07	5.38 (d)	481,000	481,000
Goldman Sachs Group, Inc.
5/11/07	5.41 (d)(f)	367,000	367,000
Lehman Brothers Holdings, Inc.
3/12/07 to 6/28/07	5.43 to 5.46 (d)(f)	336,000	336,000
TOTAL MASTER NOTES			2,150,000
Medium-Term Notes - 31.1%

AIG Matched Funding Corp.
5/15/07	5.35 (d)	831,000	831,000
5/15/07 to 11/15/07	5.35 to 5.37 (b)(d)	958,000	958,000
Allstate Life Global Funding II
3/8/07 to 3/27/07	5.33 to 5.40 (b)(d)	228,000	228,000
American Express Credit Corp.
3/5/07	5.42 (d)	68,000	68,025
ASIF Global Financing XXX
3/23/07	5.34 (b)(d)	275,000	275,000
Australia & New Zealand Banking Group Ltd.
3/23/07	5.32 (b)(d)	200,000	200,000
Banco Santander Totta SA
3/16/07	5.32 (b)(d)	600,000	600,000
Banque Federative du Credit Mutuel (BFCM)
3/13/07	5.32 (b)(d)	538,000	538,000
Bayerische Landesbank Girozentrale
4/16/07 to 5/21/07	5.37 to 5.40 (d)	945,000	945,000
BellSouth Corp.
4/26/07	5.34 (b)	565,000	564,001
BMW U.S. Capital LLC
3/15/07	5.32 (d)	84,000	84,000
3/5/07	5.30 (b)(d)	80,000	80,000
BNP Paribas SA
3/2/07	5.27 (d)	1,235,000	1,234,853
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Caixa Catalunya
6/7/07	5.34% (c)(d)	$ 363,000	$ 363,000
Caja Madrid SA
4/19/07	5.36 (d)	252,000	252,000
Calyon New York Branch
3/2/07	5.26 (d)	295,000	294,961
Commonwealth Bank of Australia
3/26/07	5.32 (d)	163,000	163,000
Compagnie Financiere du Credit Mutuel
6/9/07	5.36 (d)	291,000	291,000
ConocoPhillips
4/11/07	5.36 (d)	143,000	143,000
Countrywide Bank, Alexandria Virginia
3/15/07 to 3/23/07	5.33 (d)	302,000	301,994
Countrywide Financial Corp.
4/11/07	5.52 (d)	14,500	14,502
Credit Agricole SA
4/23/07	5.33 (d)	485,000	485,000
Cullinan Finance Corp.
5/27/07 to 6/25/07	5.32 to 5.38 (b)(d)	785,000	784,934
Cullinan Finance Ltd./Corp. MTN 144A
10/15/07	5.33 (b)	241,000	241,000
DnB NORBank ASA
3/26/07	5.31 (b)(d)	756,000	756,000
Eli Lilly Services, Inc.
3/1/07	5.31 (b)(d)	89,750	89,750
General Electric Capital Corp.
3/8/07 to 3/19/07	5.36 to 5.45 (d)	1,763,900	1,763,970
Genworth Life Insurance Co.
3/1/07	5.40 (d)(f)	155,000	155,000
Harrier Finance Funding LLC
3/20/07 to 6/28/07	5.31 to 5.35 (b)(d)	212,000	211,986
HBOS Treasury Services PLC
3/26/07	5.44 (d)	530,000	530,000
5/21/07	5.43 (b)(d)	50,000	50,009
HSBC Finance Corp.
3/6/07 to 3/26/07	5.33 to 5.35 (d)	597,000	597,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HSBC USA, Inc.
3/15/07	5.32% (d)	$ 175,000	$ 175,000
HSH Nordbank AG
3/21/07 to 3/23/07	5.33 to 5.35 (b)(d)	670,000	670,000
ING USA Annuity & Life Insurance Co.
3/23/07	5.46 (d)(f)	123,000	123,000
Intesa Bank Ireland PLC
3/26/07	5.32 (b)(d)	1,000,000	1,000,000
K2 (USA) LLC
3/12/07	5.31 (b)(d)	215,000	214,989
Kestrel Funding PLC US LLC 144A
3/1/07	5.34 (b)(d)	49,000	49,000
Key Bank NA
3/19/07	5.38 (d)	40,000	40,001
Merrill Lynch & Co., Inc.
3/5/07 to 3/26/07	5.30 to 5.40 (d)	971,000	971,064
Metropolitan Life Global Funding I
3/6/07 to 3/28/07	5.33 to 5.42 (b)(d)	245,292	245,292
Metropolitan Life Insurance Co.
5/21/07	5.44 (d)(f)	35,000	35,000
Morgan Stanley
3/1/07 to 3/27/07	5.38 to 5.45 (d)	928,167	928,362
National Rural Utils. Coop. Finance Corp.
3/5/07	5.30 (d)	35,000	35,000
Nationwide Building Society
3/28/07	5.44 (d)	75,000	75,020
Nordea Bank AB
3/2/07	5.26 (d)	475,000	474,937
Northern Rock PLC
3/5/07	5.34 (b)(d)	180,000	180,000
Pacific Life Global Funding
3/13/07	5.37 (d)	30,000	30,000
3/5/07	5.37 (b)(d)	60,000	60,000
RACERS
3/22/07	5.34 (b)(d)	480,000	480,000
Royal Bank of Canada
3/12/07	5.37 (d)	55,000	55,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Scotland PLC
3/21/07	5.31% (b)(d)	$ 500,000	$ 500,000
Security Life of Denver Insurance Co.
5/29/07	5.44 (d)(f)	85,000	85,000
Sigma Finance, Inc.
3/12/07 to 3/15/07	5.31 to 5.32 (b)(d)	631,000	630,975
Skandinaviska Enskilda Banken AB
3/6/07 to 3/8/07	5.27 to 5.34 (d)	1,048,000	1,047,940
SLM Corp.
3/15/07	5.32 (b)(d)	167,000	167,000
Societe Generale
3/30/07	5.27 (d)	665,000	664,937
Travelers Insurance Co.
3/30/07 to 5/17/07	5.45 (d)(f)	80,000	80,000
UniCredito Italiano Bank (Ireland) PLC
3/14/07 to 3/15/07	5.33 (b)(d)	930,500	930,499
3/30/07	5.29 (d)	330,000	329,975
UniCredito Italiano Spa, New York
3/5/07 to 5/20/07	5.33 to 5.37 (d)	582,000	581,939
Vodafone Group PLC
3/29/07	5.42 (d)	86,690	86,689
Wachovia Asset Securitization Issuance LLC
3/26/07	5.31 (b)(d)	44,764	44,764
Washington Mutual Bank
5/16/07 to 6/26/07	5.34 to 5.40 (d)	830,000	830,048
Washington Mutual Bank FA
3/26/07	5.30 (d)	275,000	274,999
4/30/07	5.34 (b)(d)	768,000	768,000
Wells Fargo & Co.
3/2/07 to 3/15/07	5.33 to 5.38 (d)	715,000	715,000
WestLB AG
3/12/07 to 3/30/07	5.36 to 5.39 (b)(d)	506,000	506,000
Westpac Banking Corp.
3/12/07	5.39 (d)	100,000	100,000
TOTAL MEDIUM-TERM NOTES			28,279,415
Short-Term Notes - 1.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
3/1/07	5.52% (d)(f)	$ 40,000	$ 40,000
Jackson National Life Insurance Co.
4/1/07	5.41 (d)(f)	130,000	130,000
Metropolitan Life Insurance Co.
4/2/07 to 5/1/07	5.48 to 5.50 (d)(f)	240,000	240,000
Monumental Life Insurance Co.
3/1/07 to 5/1/07	5.46 to 5.56 (d)(f)	222,000	222,000
New York Life Insurance Co.
4/1/07	5.44 (d)(f)	425,000	425,000
Transamerica Occidental Life Insurance Co.
5/1/07	5.53 (d)(f)	200,000	200,000
TOTAL SHORT-TERM NOTES			1,257,000
Asset-Backed Securities - 0.6%

Master Funding Trust I
3/26/07 to 8/27/07	5.39 to 5.42 (d)	468,693	468,693
Wind Trust
1/25/08	5.32 (b)(d)	64,000	64,000
TOTAL ASSET-BACKED SECURITIES			532,693
Municipal Securities - 0.1%

Colorado Catholic Health Initiatives:
Series A, 5.37% 6/14/07, CP	60,600	60,600
Series B, 5.37% 6/14/07, CP	84,250	84,250
TOTAL MUNICIPAL SECURITIES	144,850
Repurchase Agreements - 23.2%
	Maturity Amount (000s)
In a joint trading account at 5.34% dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	$ 435	435
With:
Banc of America Securities LLC at:
5.35%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $1,840,833,835, 0% - 5.89%, 8/25/08 - 11/25/51)	1,800,268	1,800,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
5.37%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $1,039,443,848, 0% - 6.5%, 11/15/08 - 10/15/49)	$ 1,000,149	$ 1,000,000
Barclays Capital, Inc. at 5.35%, dated 2/28/07 due 3/1/07 (Collateralized by Corporate Obligations valued at $1,227,060,000, 0% - 9.15%, 7/15/07 - 1/1/47)	1,203,179	1,203,000
Bear Stearns & Co. at:
5.37%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $306,004,431, 1.1% - 8.75%, 11/25/08 - 5/25/46)	300,045	300,000
5.44%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $312,407,136, 2.71% - 6.44%, 2/15/09 - 2/25/37)	300,045	300,000
Citigroup Global Markets, Inc. at 5.37%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $890,400,000, 0% - 10.02%, 3/15/15 - 10/12/52)	848,127	848,000
Countrywide Securities Corp. at 5.37%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $1,049,239,792, 5.41% - 8.5%, 12/25/35 - 3/25/47)	1,000,149	1,000,000
Deutsche Bank Securities, Inc. at:
5.35%, dated:
1/2/07 due 3/2/07 (Collateralized by Equity Securities valued at $739,500,000)	731,357	725,000
1/29/07 due 4/30/07 (Collateralized by Corporate Obligations valued at $380,100,001, 0% - 9%, 9/9/08 - 5/15/24)	366,896	362,000
5.36%, dated 2/28/07 due 3/1/07 (Collateralized by Corporate Obligations valued at $550,800,000, 4.96% - 8.6%, 7/17/09 - 1/29/37)	540,080	540,000
5.37%, dated:
1/19/07 due 4/19/07 (Collateralized by Corporate Obligations valued at $251,974,345, 0% - 9.63%, 7/15/07 - 10/28/46)	250,316	247,000
2/12/07 due 5/14/07 (Collateralized by Corporate Obligations valued at $493,711,457, 4.85% - 11.5%, 4/1/07 - 11/10/46)	490,570	484,000
2/13/07 due 5/15/07 (Collateralized by Mortgage Loan Obligations valued at $492,660,000, 0% - 18.93%, 4/2/07 - 10/12/50)	489,556	483,000
Goldman Sachs & Co. at 5.41%, dated 2/21/07 due 5/24/07:
(Collateralized by Equity Securities valued at $525,000,011) (d)(e)	513,751	500,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
(Collateralized by Mortgage Loan Obligations valued at $450,840,001, 4.52% - 7.82%, 10/18/30 - 3/25/47) (d)(e)	$ 454,167	$ 442,000
HSBC Securities at 5.38%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $408,001,556, 2.86% - 7.76%, 11/8/07 - 9/25/46)	400,060	400,000
J.P. Morgan Securities, Inc. at:
5.35%, dated 2/28/07 due 3/1/07 (Collateralized by Corporate Obligations valued at $918,001,850, 2.88% - 9.32%, 3/15/07 - 2/12/67)	900,134	900,000
5.41%, dated 2/1/07 due 3/22/07 (Collateralized by Corporate Obligations valued at $766,030,961, 7.11% - 8.6%, 3/25/09 - 3/18/13) (d)(e)	735,624	725,000
Lehman Brothers, Inc. at 5.43%, dated 2/28/07 due 3/1/07 (Collateralized by Corporate Obligations valued at $3,351,494,850, 1.48% - 13.5%, 3/20/07 - 1/15/67)	3,200,483	3,200,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.35%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $2,970,453,792, 1% - 9.07%, 9/18/08 - 10/18/49)	2,829,421	2,829,000
5.42%, dated 1/17/07 due 4/17/07 (Collateralized by Corporate Obligations valued at $586,951,419, 1.75% - 13.89%, 2/1/08 - 1/1/49) (d)(e)	573,044	558,000
Morgan Stanley & Co. at:
5.36%, dated 2/1/07 due 3/22/07 (Collateralized by Corporate Obligations valued at $344,108,764, 0% - 14.88%, 2/25/08 - 10/15/41)	327,371	325,000
5.36%, dated 2/1/07 due 3/22/07 (Collateralized by Corporate Obligations valued at $420,597,165, 0% - 9.75%, 6/1/08 - 5/1/11)	402,918	400,000
5.42%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $1,570,775,718, 0% - 13.03%, 4/11/07 - 10/12/52)	1,500,226	1,500,000
TOTAL REPURCHASE AGREEMENTS		21,071,435
TOTAL INVESTMENT PORTFOLIO - 100.8%		91,571,461
NET OTHER ASSETS - (0.8)%		(748,404)
NET ASSETS - 100%		$ 90,823,057
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,401,460,000 or 15.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,404,000,000 or 3.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 3/5/07	11/7/06	$ 490,000
5.39%, 3/5/07	8/29/06	$ 476,000
Genworth Life Insurance Co.: 5.4%, 3/1/07	4/3/06	$ 105,000
5.4%, 3/1/07	7/31/06	$ 50,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc. 5.41%, 5/11/07	8/11/04	$ 367,000
Hartford Life Insurance Co. 5.52%, 3/1/07	12/16/03	$ 40,000
ING USA Annuity & Life Insurance Co. 5.46%, 3/23/07	6/23/05	$ 123,000
Jackson National Life Insurance Co. 5.41%, 4/1/07	3/31/03	$ 130,000
Lehman Brothers Holdings, Inc.: 5.43%, 3/12/07	1/10/07	$ 240,000
5.46%, 6/28/07	12/11/06	$ 96,000
Metropolitan Life Insurance Co.: 5.44%, 5/21/07	8/16/06	$ 35,000
5.48%, 4/2/07	3/26/02	$ 175,000
5.5%, 5/1/07	2/24/03	$ 65,000
Monumental Life Insurance Co.: 5.46%, 3/1/07	7/31/98 - 9/17/98	$ 92,000
5.49%, 3/1/07	3/12/99	$ 65,000
5.56%, 5/1/07	2/1/00	$ 65,000
New York Life Insurance Co. 5.44%, 4/1/07	2/28/02 - 12/19/02	$ 425,000
Security Life of Denver Insurance Co. 5.44%, 5/29/07	8/26/05	$ 85,000
Transamerica Occidental Life Insurance Co. 5.53%, 5/1/07	4/28/00	$ 200,000
Travelers Insurance Co.: 5.45%, 3/30/07	3/31/06	$ 5,000
5.45%, 5/17/07	5/16/06	$ 75,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$435,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 36
Banc of America Securities LLC	117
Barclays Capital, Inc.	117
Bear Stearns & Co., Inc.	18
Countrywide Securities Corp.	37
Credit Suisse Securities (USA) LLC	18
Greenwich Capital Markets, Inc.	18
HSBC Securities (USA), Inc.	37
WestLB AG	37
$ 435
Income Tax Information
At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $91,571,461,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

February 28, 2007

1.814093.102

FUS-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 10.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.5%
3/15/07 to 12/28/07	5.25 to 5.34%	$ 46,679	$ 46,637
Federal Home Loan Bank - 7.9%
3/5/07 to 3/17/08	5.17 to 5.34 (b)	249,845	249,799
Freddie Mac - 1.4%
1/7/08 to 3/14/08	5.25 to 5.32	46,000	45,351
TOTAL FEDERAL AGENCIES			341,787
Repurchase Agreements - 89.0%
	Maturity Amount (000s)
In a joint trading account at 5.34% dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	$ 2,252,760	2,252,426
With:
Barclays Capital, Inc. at 5.29%, dated 11/6/06 due 11/2/07 (Collateralized by U.S. Government Obligations valued at $109,140,000, 4.5% - 6.31%, 1/1/25 - 9/1/36) (b)(c)	112,676	107,000
CS First Boston Corp. at 5.21%, dated 12/5/06 due 6/5/07 (Collateralized by U.S. Government Obligations valued at $20,853,410, 4.5% - 8%, 3/15/07 - 2/25/37)	20,527	20,000
Deutsche Bank Securities, Inc. at:
5.26%, dated 12/14/06 due 9/14/07 (Collateralized by U.S. Government Obligations valued at $20,400,000, 4.33% - 6%, 1/1/33 - 11/1/36)	20,801	20,000
5.28%, dated 12/11/06 due 6/11/07 (Collateralized by U.S. Government Obligations valued at $31,620,000, 4.9% - 7.5%, 5/1/16 - 10/1/33)	31,827	31,000
5.29%, dated 9/22/06 due 3/22/07 (Collateralized by U.S. Government Obligations valued at $41,820,000, 5% - 5.5%, 8/15/24 - 2/15/33)	42,090	41,000
5.34%, dated 10/25/06 due 4/25/07 (Collateralized by U.S. Government Obligations valued at $53,040,000, 3.67% - 7.5%, 1/1/13 - 4/1/36)	53,404	52,000
Merrill Lynch Government Securities, Inc. at 5.28%, dated 10/4/06 due 4/4/07 (Collateralized by U.S. Government Obligations valued at $63,521,357, 5.83% - 6.19%, 8/1/36 - 1/1/37)	63,655	62,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co., Inc. at:
5.26%, dated 12/15/06 due 9/17/07 (Collateralized by U.S. Government Obligations valued at $31,259,823, 5.5%, 2/1/37)	$ 31,210	$ 30,000
5.28%, dated 12/28/06 due 9/28/07 (Collateralized by U.S. Government Obligations valued at $33,343,941, 5.5%, 2/1/37)	33,286	32,000
UBS Warburg LLC at:
5.25%, dated 1/10/07 due 1/10/08 (Collateralized by U.S. Government Obligations valued at $30,903,458, 5.5%, 10/15/34)	31,597	30,000
5.28%, dated 10/5/06 due 10/3/07 (Collateralized by U.S. Government Obligations valued at $66,954,044, 5.67% - 5.82%, 8/25/36 - 9/15/36) (b)(c)	68,461	65,000
5.38%, dated 6/8/06 due 3/30/07 (Collateralized by U.S. Government Obligations valued at $58,710,695, 5.82%, 8/25/36)	59,513	57,000
5.4%, dated 8/30/06 due 6/26/07 (Collateralized by U.S. Government Obligations valued at $21,630,800, 5.68%, 3/25/37)	21,945	21,000
TOTAL REPURCHASE AGREEMENTS		2,820,426
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,162,213)		3,162,213
NET OTHER ASSETS - 0.2%		6,254
NET ASSETS - 100%		$ 3,168,467
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (amounts in thousands)
$2,252,426,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 189,002
Banc of America Securities LLC	608,110
Barclays Capital, Inc.	604,805
Bear Stearns & Co., Inc.	94,501
Countrywide Securities Corp.	189,002
Credit Suisse Securities (USA) LLC	94,501
Greenwich Capital Markets, Inc.	94,501
HSBC Securities (USA), Inc.	189,002
WestLB AG	189,002
$ 2,252,426
Income Tax Information
At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $3,162,213,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007